Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Current assets
Current financial assets at amortised cost		₩ 31,861	₩ 45,938
Other current financial assets		168,623	165,355
Non-current assets
Financial asset at fair value through profit or loss		123,095	208,524
Non-current financial assets at amortised cost		50,531	80,574
Other non-current financial assets		173,626	289,098
Derivatives [member]
Current assets
Current financial assets at fair value through profit or loss	[1]	136,762	119,417
Non-current assets
Financial asset at fair value through profit or loss	[1]	32,941	110,663
Short term Loans And Receivables[member]
Current assets
Current financial assets at amortised cost		26,375	30,062
Equity securities [member]
Non-current assets
Financial asset at fair value through profit or loss		87,027	96,064
Convertible securities [member]
Non-current assets
Financial asset at fair value through profit or loss		3,127	1,797
Long term Loans And Receivables [member]
Non-current assets
Non-current financial assets at amortised cost		33,509	58,806
Deposits [member]
Current assets
Current financial assets at amortised cost		1,356	8,962
Non-current assets
Non-current financial assets at amortised cost		17,022	17,624
Lease receivables [member]
Current assets
Current financial assets at amortised cost		₩ 4,130	6,914
Non-current assets
Non-current financial assets at amortised cost			₩ 4,144

[1]	Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.